Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Schedule Of Cash Flow Supplemental Disclosures [Table Text Block]
For the years ended December 31 (In millions)	2014	2013	2012

GE
Net dispositions (purchases) of GE shares for treasury
Open market purchases under share repurchase program	$(2,211)	$(10,225)	$(5,005)
Other purchases	(49)	(91)	(110)
Dispositions	1,042	1,038	951
	$(1,218)	$(9,278)	$(4,164)
GECC
All other operating activities
Cash collateral on derivative contracts	$749	$(2,281)	$2,937
Increase (decrease) in other liabilities	(1,548)	2,284	773
Other	3,867	2,158	503
	$3,068	$2,161	$4,213
Net decrease (increase) in GECC financing receivables
Increase in loans to customers	$(82,283)	$(74,317)	$(81,451)
Principal collections from customers - loans	74,807	78,687	82,199
Investment in equipment for financing leases	(1,114)	(1,839)	(1,867)
Principal collections from customers - financing leases	2,212	3,102	3,073
Net change in credit card receivables	(5,571)	(8,058)	(8,030)
Sales of financing receivables	5,580	3,018	1,546
	$(6,369)	$593	$(4,530)
All other investing activities
Purchases of investment securities	$(6,890)	$(7,149)	$(13,766)
Dispositions and maturities of investment securities	6,284	10,542	15,747
Decrease (increase) in other assets - investments	(765)	2,292	6,185
Other	10,125	19,102	23,881
	$8,754	$24,787	$32,047
Newly issued debt (maturities longer than 90 days)
Short-term (91 to 365 days)	$29	$55	$59
Long-term (longer than one year)	29,126	38,262	45,344
	$29,155	$38,317	$45,403
Repayments and other reductions (maturities longer than 90 days)
Short-term (91 to 365 days)	$(42,239)	$(47,700)	$(86,098)
Long-term (longer than one year)	(3,890)	(2,439)	(6,195)
Principal payments - non-recourse, leveraged leases	(304)	(434)	(283)
	$(46,433)	$(50,573)	$(92,576)
All other financing activities
Proceeds from sales of investment contracts	$322	$491	$2,697
Redemption of investment contracts	(1,113)	(980)	(5,515)
Other	(438)	(384)	(1)
	$(1,229)	$(873)	$(2,819)